SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Investments in construction in progress	$ 873,826	$ 782,816
Less: 50% contributed under government grant	(436,913)	(391,408)
Gross property and equipment	436,913	391,408
Investments in construction in progress		782,816
Carrying amount	$ 478,120	$ 391,408